Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Additional paid-in capital	Other component of equity	Accumulated other comprehensive income	Retained earnings (deficits)	Total attribute to owners of parent	Non controlling interests
Equity at beginning of period at Dec. 31, 2020	$ 16,585,278	$ 2,986,315	$ 5,324,017	$ 3,166,333	$ (2,290,808)	$ 6,679,927	$ 15,865,784	$ 719,494
Net loss for the year	(60,387,182)					(60,114,590)	(60,114,590)	(272,592)
Issuance of share capital on private placement	2,619,891	261,989	2,357,902				2,619,891
Issuance of shares for payment of debt	698,638	69,864	628,774				698,638
Issuance of convertible bonds	26,277,548	2,889,562	23,387,986				26,277,548
Stock options	277,638			277,638			277,638
Loss on valuation of other financial assets	(7,946)				2,268,168	(2,276,114)	(7,946)
Exchange difference on translation of foreign operation	1,327,281				1,327,281		1,327,281
(Negative) changes in retained deficit due to equity method	(142,167)					(142,167)	(142,167)
Conversion of convertible bonds	(170,156)		2,619,282	(2,789,438)			(170,156)
Changes in equity from equity method investments	1,901,262			1,901,262			1,901,262
Conversion of shares in connection with the SPAC merger	0
Effect of the capital reorganization		(6,206,548)	6,206,548
Others	(1,244,628)			(160,063)		(641,273)	(801,336)	(443,292)
Equity at end of period at Dec. 31, 2021	(12,264,543)	1,182	40,524,509	2,395,732	1,304,641	(56,494,217)	(12,268,153)	3,610
Net loss for the year	(7,892,168)					(5,892,144)	(5,892,144)	(2,000,024)
Issuance of share capital on private placement	1,161,712	116,171	1,045,541				1,161,712
Issuance of shares for payment of debt	13,787,817	1,378,782	12,409,035				13,787,817
Stock options	687,888			687,888			687,888
Exchange difference on translation of foreign operation	722,894				629,283		629,283	93,611
Actuarial gain due to changes in financial assumptions	(362,544)					(362,544)	(362,544)
Conversion of convertible bonds	6,233,741	623,374	5,610,367				6,233,741
G-SMATT Europe stock issuance	301,847			6,752			6,752	295,095
Acquisitions	1,547,126							1,547,126
Loss on disposal of stocks	(1,247,375)			(1,247,375)			(1,247,375)
Changes in equity from equity method investments	(360,339)			(360,339)			(360,339)
Conversion of shares in connection with the SPAC merger	0
Effect of the capital reorganization		(2,117,900)	2,117,900
Others	400,329					400,329	400,329
Equity at end of period at Dec. 31, 2022	2,716,385	1,609	61,707,352	1,482,658	1,933,924	(62,348,576)	2,776,967	(60,582)
Net loss for the year	(76,985,584)					(74,726,799)	(74,726,799)	(2,258,785)
Issuance of share capital on private placement	804,005	81,055	722,950				804,005
Issuance of shares for payment of debt	5,747,682	462,627	5,285,055				5,747,682
Issuance of convertible bonds	98,951			98,951			98,951
Stock options	2,532,821			2,532,821			2,532,821
Gain from FVOCI	2,688				2,688		2,688
Exchange difference on translation of foreign operation	(1,240,075)				(1,184,069)		(1,184,069)	(56,006)
Acquisition of treasury stock	(568,467)			(568,467)			(568,467)
Actuarial gain due to changes in financial assumptions	284,832					284,832	284,832
Conversion of convertible bonds	7,674,155
Changes in equity from equity method investments	0
Conversion of shares in connection with the SPAC merger	20,228,171	1,187	20,226,984				20,228,171
Effect of the capital reorganization		(543,580)	543,580
Equity at end of period at Dec. 31, 2023	$ (46,378,591)	$ 2,898	$ 88,485,921	$ 3,545,963	$ 752,543	$ (136,790,543)	$ (44,003,218)	$ (2,375,373)